WARRANT DERIVATIVE LIABILITY - Summary of Warrant Derivative Liability (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Warrant Derivative Liability - Summary Of Warrant Derivative Liability
Number of Warrants, Opening Balance	19,592,392	28,969,670
Number of Warrants, Exercised		(8,000,000)
Number of Warrants, Expired	(637,111)	(2,014,389)
Number of Warrants, Foreign exchange adjustment
Number of Warrants, Fair value adjustment
Number of Warrants, Ending Balance	18,955,281	18,955,281
Fair value derivative warrant liability, Opening Balance	$ 22,589	$ 36,317
Fair value derivative warrant liability, Exercised		(15,722)
Fair value derivative warrant liability, Items that were classified to net loss:
Fair value derivative warrant liability, Expired	(154)	(274)
Fair value derivative warrant liability, Foreign exchange adjustment during the period		43
Fair value derivative warrant liability, Fair value adjustment during the period	(5,400)	(3,329)
Fair value derivative warrant liability, (Gain) loss on fair value of warrant derivative	(5,554)	(3,560)
Fair value derivative warrant liability, Ending Balance	$ 17,035	$ 17,035